Patents and Other Intangibles	6 Months Ended
Jun. 30, 2024
Patents and Other Intangibles [Abstract]
Patents and Other Intangibles

15. Patents and Other Intangibles

	Patents	Software	Total
	$	$	$
Cost
As at January 1, 2023	899,413	92,096	991,509
Additions during the period	90,978	291,410	382,388
As at December 31, 2023	990,391	383,506	1,373,897

Accumulated amortization
As at January 1, 2023	(296,546)	-	(296,546)
Charge for the period	(78,742)	(84,405)	(163,147)
As at December 31, 2023	(375,288)	(84,405)	(459,693)
Carrying amount at December 31, 2023	615,103	299,101	914,204

Cost
As at January 1, 2024	990,391	383,506	1,373,897
Additions during the period	72,040	-	72,040
As at June 30, 2024	1,062,431	383,506	1,445,937

Accumulated amortization
As at January 1, 2024	(375,288)	(84,405)	(459,693)
Charge for the period	(43,449)	(46,799)	(90,248)
As at June 30, 2024	(418,737)	(131,204)	(549,941)
Carrying amount at June 30, 2024	643,694	252,302	895,996